SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives
%

Computers and peripheral equipment	14 - 33
Office furniture and equipment	7 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

Schedule of Weighted Average Assumptions Used
	2014	2013	2012

Dividend yield	0%	0%	0%
Expected volatility	64%	58%	50%
Risk-free interest	1.83%	1.33%	1.16%
Expected term (years)	5.5	5.6	5.6

Schedule of components of accumulated other comprehensive income
	Year ended December 31, 2014
	Unrealized gains (losses) on marketable securities	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$1,853	$167	$49	$2,069

Other comprehensive income (loss)	581	(125)	(226)	(212)
Amounts reclassified from accumulated other comprehensive income	(1,624)	-	45	(1,137)

Net current-period other comprehensive loss	(1,043)	(125)	(181)	(1,349)

Ending balance	$810	$42	$(132)	$720